CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,372,481	$ 215,372	¥ 2,710,349
Restricted cash	327,767	51,434	270,450
Accounts and notes receivable (net of allowance for doubtful debt of RMB68,921 and RMB99,620 (US$15,633) as of December 31, 2020 and 2021, respectively)	1,405,997	220,632	847,233
Short-term investments			285,872
Prepaid expenses and other current assets	2,049,911	321,673	1,866,184
Amounts due from related parties	167,967	26,358	75,519
Total current assets	5,324,123	835,469	6,055,607
Non-current assets:
Property and equipment, net	10,092,419	1,583,721	8,106,425
Intangible assets, net	900,335	141,282	658,195
Land use rights, net	337,235	52,920	255,373
Operating lease right-of-use assets, net	2,869,338	450,262	1,325,526
Goodwill	1,339,657	210,221	994,993
Restricted cash	8,225	1,291	135,638
Deferred tax assets, net	168,002	26,363	185,481
Long-term investments, net	98,243	15,416	135,517
Amounts due from related parties			20,562
Other non-current assets	1,957,462	307,169	1,500,438
Total non-current assets	17,770,916	2,788,645	13,318,148
Total assets	23,095,039	3,624,114	19,373,755
Current liabilities:
Short-term bank borrowings (including short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB34,000 and nil as of December 31, 2020 and 2021, respectively)			34,000
Accounts and notes payable (including accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB182,669 and RMB352,478 (US$55,311) as of December 31, 2020 and 2021, respectively)	493,506	77,442	289,387
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of RMB981,961 and RMB 1,342,886 (US$210,728) as of December 31, 2020 and 2021, respectively)	2,298,089	360,620	1,631,563
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of RMB1,041,594 and RMB1,041,902 (US$163,497) as of December 31, 2020 and 2021, respectively)	1,041,902	163,497	1,041,594
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of RMB58,066 and RMB49,055 (US$7,698) as of December 31, 2020 and 2021, respectively)	55,695	8,740	63,245
Income taxes payable (including income taxes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB12,743 and RMB20,972 (US$3,291) as of December 31, 2020 and 2021, respectively)	43,770	6,868	29,028
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries of RMB50,193 and RMB8,007 (US$1,256) as of December 31, 2020 and 2021, respectively)	8,772	1,377	51,007
Current portion of long-term borrowings (including current portion of long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB165,328 and RMB350,609 (US$55,018) as of December 31, 2020 and 2021, respectively)	384,158	60,283	180,328
Current portion of finance lease liabilities (including current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB362,760 and RMB200,961(US$31,535) as of December 31, 2020 and 2021, respectively)	244,032	38,294	403,843
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB2,074 and RMB2,074 (US$325) as of December 31, 2020 and 2021, respectively)	2,074	325	2,074
Current portion of bonds payable			1,943,619
Current portion of operating lease liabilities (including current portion of operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB427,114 and RMB579,391 (US$90,919) as of December 31, 2020 and 2021, respectively)	607,997	95,408	452,272
Total current liabilities	5,179,995	812,854	6,121,960
Non-current liabilities:
Long-term borrowings (including long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB570,135 and RMB1,480,709 (US$232,356) as of December 31, 2020 and 2021, respectively)	2,215,015	347,584	886,996
Convertible promissory notes	4,266,951	669,578	3,014,057
Non-current portion of finance lease liabilities (including non-current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB299,399 and RMB704,255 (US$110,513) as of December 31, 2020 and 2021, respectively)	1,119,751	175,713	688,128
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of RMB68,317 and RMB77,192 (US$12,113) as of December 31, 2020 and 2021, respectively)	77,573	12,173	68,696
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB155,281 and RMB132,370 (US$20,772) as of December 31, 2020 and 2021, respectively)	348,404	54,672	299,093
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB4,100 and RMB2,294 (US$360) as of December 31, 2020 and 2021, respectively)	2,294	360	4,100
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without resource to the primary beneficiaries of RMB747,746 and nil as of December 31, 2020 and 2021, respectively)			747,746
Non-current portion of operating lease liabilities (including non-current portion of operating lease liabilities of the Consolidated VIEs without resource to the primary beneficiaries of RMB497,268 and RMB2,114,309 (US$331,781) as of December 31, 2020 and 2021, respectively)	2,284,055	358,418	645,499
Total non-current liabilities	10,314,043	1,618,498	6,354,315
Total liabilities	15,494,038	2,431,352	12,476,275
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	15,198,055	2,384,906	13,083,119
Accumulated other comprehensive loss	(90,443)	(14,192)	(55,535)
Statutory reserves	74,462	11,685	74,462
Accumulated deficit	(7,590,382)	(1,191,097)	(7,235,113)
Treasury stock	(349,523)	(54,848)	(349,523)
Total VNET Group, Inc. shareholders' equity	7,242,229	1,136,463	6,564,934
Noncontrolling interest	358,772	56,299	332,546
Total shareholders' equity	7,601,001	1,192,762	6,897,480
Total liabilities and shareholders' equity	23,095,039	3,624,114	19,373,755
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	56	8	44
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	¥ 4	$ 1	12
Series A Perpetual Convertible Preferred Shares
Shareholders' equity:
Series A perpetual convertible preferred shares (par value of US$0.00001 per share; 150,000 and 150,000 shares authorized; 150,000 and nil shares issued and outstanding as of December 31, 2020 and 2021, respectively)			¥ 1,047,468